Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss) - Additional Information (Details) € in Thousands	6 Months Ended
	Jun. 30, 2021 EUR (€) employee shares	Jun. 30, 2020 EUR (€) employee
Disclosure Of Detailed Information Of Operating Income Loss [Line Items]
Outstanding equity instruments (in shares) | shares	2,220,859
Net foreign currency gain	€ 1,436	€ 542
Tedac Project
Disclosure Of Detailed Information Of Operating Income Loss [Line Items]
Conditional advance received		2,979
Subsidy received		294
Research Tax Credit | Tedac Project
Disclosure Of Detailed Information Of Operating Income Loss [Line Items]
Decrease in other income		€ 538
Research and development expenses
Disclosure Of Detailed Information Of Operating Income Loss [Line Items]
Average number of employees | employee	155	165
General and administrative expenses
Disclosure Of Detailed Information Of Operating Income Loss [Line Items]
Average number of employees | employee	41	41